Supplementary Financial Information (Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Cash payments related to:
Interest paid	$ 19		$ 245
Capitalized interest	(3)		(7)
Interest paid (net of capitalized interest)	16		238
Income taxes	(2)		63
Reorganization items	0		0
Noncash investing and financing activities:
Construction expenditures	$ 1		$ 12
Predecessor
Cash payments related to:
Interest paid		$ 1,064		$ 1,298
Capitalized interest		(9)		(11)
Interest paid (net of capitalized interest)		1,055		1,287
Income taxes		22		29
Reorganization items		104		224
Noncash investing and financing activities:
Construction expenditures		$ 53		$ 75